Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 4,134,148	¥ 3,049,874
Other		438,670	557,842
Collateral pledged for derivative transactions		2,119,911	1,549,483
Margins provided for futures contracts		189,133	466,531
Other		1,086,446	1,006,849
Prepaid pension cost		747,563	762,147
Right-of-use assets		552,233	570,171
Security deposits		86,650	91,766
Loans held for sale		279,321	156,639
Other		885,359	775,940
Total		10,519,434	8,987,242
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,662,194	1,406,965
Other		461,188	494,538
Guaranteed trust principal	[1]	821,670	810,776
Lease liabilities		¥ 574,190	¥ 593,339
Operating Lease, Liability, Statement of Financial Position [Extensible List]		Lease liabilities	Lease liabilities
Collateral accepted for derivative transactions		¥ 1,744,164	¥ 1,075,591
Margins accepted for futures contracts		131,007	327,883
Unearned income		109,425	113,181
Other		1,516,457	1,437,949
Total		¥ 7,020,295	¥ 6,260,222

[1]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.